Accounting Policies (Details) - Summary of estimated useful lives of goodwill and finite lived intangible assets other than goodwill	12 Months Ended
Dec. 31, 2021
Disclosure In Tabular Form Of Estimated Useful Lives Of Goodwill And Finite Lived Intangible Assets Other Than Goodwill [Line Items]
Goodwill	10 years
Licensing Agreements [Member] | Minimum [Member]
Disclosure In Tabular Form Of Estimated Useful Lives Of Goodwill And Finite Lived Intangible Assets Other Than Goodwill [Line Items]
Finite-lived intangible asset	2 years
Licensing Agreements [Member] | Maximum [Member]
Disclosure In Tabular Form Of Estimated Useful Lives Of Goodwill And Finite Lived Intangible Assets Other Than Goodwill [Line Items]
Finite-lived intangible asset	5 years
Customer Lists [Member] | Minimum [Member]
Disclosure In Tabular Form Of Estimated Useful Lives Of Goodwill And Finite Lived Intangible Assets Other Than Goodwill [Line Items]
Finite-lived intangible asset	9 years
Customer Lists [Member] | Maximum [Member]
Disclosure In Tabular Form Of Estimated Useful Lives Of Goodwill And Finite Lived Intangible Assets Other Than Goodwill [Line Items]
Finite-lived intangible asset	22 years